Leases - Lease-related assets and liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets, net	$ 4,177,000	$ 4,991,000	$ 6,555,000
Liabilities
Operating lease liabilities, current	2,942,000	1,664,000	1,530,000
Operating leases	$ 18,345,000	3,511,000	5,174,000
Present value of Lease Liabilities		5,175,000
ElectraMeccanica Vehicles Corp
Assets
Operating lease right-of-use assets, net		7,336,243	9,031,277
Liabilities
Operating lease liabilities, current		1,028,676	810,677
Operating leases		15,492,841	17,528,282
Present value of Lease Liabilities		$ 16,521,517	18,338,959
Operating lease agreement for the Mesa facility | ElectraMeccanica Vehicles Corp
Assets
Operating lease right-of-use assets, net			6,736,373
Liabilities
Operating leases			14,738,973
Operating lease agreement for the Mesa facility | Leasehold improvements | ElectraMeccanica Vehicles Corp
Liabilities
Operating leases			$ 8,228,290